Notes Receivable from Participants - Additional Information (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Employee Benefit Plan Notes Receivable From Participants [Line Items]
Minimum loan amount	$ 1,000
Maximum loan amount	$ 50,000
Interest rates for loans to participants (as a percent)	7.75%
Prime rate	1.00%
Minimum
Employee Benefit Plan Notes Receivable From Participants [Line Items]
Interest rates for loans to participants (as a percent)	4.25%
Maximum
Employee Benefit Plan Notes Receivable From Participants [Line Items]
Interest rates for loans to participants (as a percent)	9.50%